INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INVENTORIES
Condiment products	$ 7,451	$ 5,692
Food ingredients	14,293	16,983
Beverage	1,634	1,025
Other materials	8,143	6,062
Total inventories	$ 31,521	$ 29,762